UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6383

Nuveen Michigan Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Quality Income Municipal Fund (NUM)
	November 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 153.1% (100% OF TOTAL INVESTMENTS)
	MUNICIPAL BONDS – 153.1% (100% OF TOTAL INVESTMENTS)
	Consumer Staples – 7.0% (4.6% of Total Investments)
$ 7,100	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/17 at 100.00	B–	$ 5,662,250
	Senior Lien Series 2007A, 6.000%, 6/01/34
17,150	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	15,345,643
	Series 2008A, 6.875%, 6/01/42
24,250	Total Consumer Staples			21,007,893
	Education and Civic Organizations – 10.1% (6.6% of Total Investments)
1,000	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007,
	5.250%, 11/01/36	11/16 at 100.00	BB–	730,440
1,255	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005,	11/15 at 100.00	B+	963,890
	5.750%, 11/01/30
805	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding	10/21 at 100.00	BB+	843,399
	Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/31
	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,
	Kettering University, Series 2001:
1,685	5.500%, 9/01/17 – AMBAC Insured	3/14 at 100.00	N/R	1,686,736
1,150	5.000%, 9/01/26 – AMBAC Insured	3/14 at 100.00	N/R	1,075,653
245	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	220,914
	Montessori Academy, Series 2007, 6.500%, 12/01/37
5,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	5,106,650
2,790	Michigan State University, General Revenue Bonds, Series 2013A, 5.000%, 8/15/41	8/23 at 100.00	Aa1	2,894,151
2,175	Michigan Technological University, General Revenue Bonds, Refunding Series 2012A,	10/21 at 100.00	A1	2,235,900
	5.000%, 10/01/34
5,000	Wayne State University, Michigan, General Revenue Bonds, Refunding Series 2008, 5.000%,	No Opt. Call	Aa2	5,120,900
	11/15/35 – AGM Insured
3,700	Wayne State University, Michigan, General Revenue Bonds, Series 2013A, 5.000%, 11/15/40	11/23 at 100.00	Aa2	3,755,056
	Western Michigan University, General Revenue and Refunding Bonds, Series 2013:
750	5.250%, 11/15/33 – AGM Insured	11/23 at 100.00	AA–	781,283
4,250	5.000%, 11/15/39 – AGM Insured	11/23 at 100.00	AA–	4,286,423
500	Western Michigan University, General Revenue Refunding Bonds, Series 2011, 5.000%, 11/15/31	11/21 at 100.00	A1	516,225
30,305	Total Education and Civic Organizations			30,217,620
	Health Care – 20.3% (13.3% of Total Investments)
4,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson	7/21 at 100.00	AA–	4,094,920
	Healthcare, Refunding Series 2011A, 5.000%, 7/01/29
1,800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Alligiance	6/20 at 100.00	AA–	1,802,466
	Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System,
	Refunding Series 2011C:
5,500	5.000%, 1/15/31	1/22 at 100.00	AA	5,617,535
2,000	5.000%, 1/15/42	1/22 at 100.00	AA	1,958,480
5,505	Michigan Finance Authority, Hospital Revenue and REfunding Bonds, Crittenton Hospital Medical	No Opt. Call	A–	5,331,537
	Center, Series 2012A, 5.000%, 6/01/39
3,930	Michigan Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Refunding Series	8/23 at 100.00	A	3,913,691
	2013, 5.000%, 8/15/31
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,000	5.000%, 11/01/25	11/22 at 100.00	A	1,055,050
1,000	5.000%, 11/01/26	No Opt. Call	A	1,041,590
3,750	5.000%, 11/01/42	11/22 at 100.00	A	3,592,350
3,000	Michigan Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2012,	11/22 at 100.00	A+	2,882,460
	5.000%, 11/15/42
9,650	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	Aa2	9,525,513
	5.000%, 12/01/39
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,
	Refunding Series 2009:
150	5.000%, 11/15/20	11/19 at 100.00	A	163,083
7,300	5.750%, 11/15/39	11/19 at 100.00	A	7,456,512
4,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group,	6/19 at 100.00	AA–	4,174,600
	Series 2009A, 5.875%, 6/01/39 – AGC Insured
2,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	11/16 at 100.00	A	1,913,360
	System, Series 2006A, 5.250%, 11/15/46
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	Aa2	973,050
	2009C, 5.000%, 12/01/48
3,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William	8/19 at 100.00	A1	3,829,462
	Beaumont Hospital Obligated Group, Series 2009W, 6.000%, 8/01/39
1,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,798,365
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
60,725	Total Health Care			61,124,024
	Housing/Multifamily – 5.5% (3.6% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue	12/20 at 101.00	AA	2,811,398
	Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)
845	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green	4/14 at 100.00	AA–	854,540
	Project, Series 1993, 5.625%, 10/15/18 – AGM Insured
1,285	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa	4/14 at 100.00	AA–	1,287,686
	Project, Series 1993, 6.000%, 4/15/18 – AGM Insured
	Michigan Housing Development Authority, Multifamily Housing Revenue Bonds, Series 1988A:
1,395	3.375%, 11/01/16 (Alternative Minimum Tax)	11/14 at 101.00	AA	1,430,573
1,405	3.875%, 11/01/17 (Alternative Minimum Tax)	11/14 at 101.00	AA	1,439,324
2,300	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AA	2,312,420
	4/01/31 – AGM Insured (Alternative Minimum Tax)
325	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	334,422
	5.700%, 10/01/39
1,825	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A,	10/20 at 100.00	AA	1,837,483
	5.000%, 10/01/35
1,725	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012A-2,	4/22 at 100.00	AA	1,623,294
	4.625%, 10/01/41
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D:
2,150	3.950%, 10/01/37	4/22 at 100.00	AA	1,850,935
1,000	4.000%, 10/01/42	No Opt. Call	AA	838,710
16,930	Total Housing/Multifamily			16,620,785
	Housing/Single Family – 1.2% (0.8% of Total Investments)
2,825	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/20 at 100.00	AA+	2,891,727
	2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)
665	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/21 at 100.00	AA+	665,392
	2011A, 4.600%, 12/01/26
3,490	Total Housing/Single Family			3,557,119
	Industrials – 0.2% (0.1% of Total Investments)
500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Republic Services Inc., Series	No Opt. Call	BBB	503,080
	2001, 4.250%, 8/01/31 (Mandatory put 4/01/14) (Alternative Minimum Tax)
	Tax Obligation/General – 49.9% (32.6% of Total Investments)
2,310	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds,	5/22 at 100.00	Aa2	2,497,757
	Refunding Series 2012, 5.000%, 5/01/29
2,200	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	2,249,522
	Series 2008, 5.000%, 5/01/38
100	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa2	101,474
	5.000%, 5/01/37 – AGM Insured
3,000	Bloomfield Hills Schools, Oakland County, Michigan, School Building and Site General	5/23 at 100.00	Aaa	2,808,660
	Obligation – Unlimited Tax Bonds, Series 2013, 4.000%, 5/01/39
	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2012:
1,000	4.000%, 5/01/32	5/21 at 100.00	AA–	927,140
500	4.000%, 5/01/33	5/21 at 100.00	AA–	458,715
	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation
	Bonds, Series 2005:
1,000	5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	Aa2	1,044,370
2,250	5.000%, 5/01/26 – NPFG Insured	5/15 at 100.00	Aa2	2,349,833
4,257	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	Aa2	4,317,449
	Bonds, Tender Option Bond Trust 2008-1096, 8.069%, 5/01/32 – NPFG Insured (IF)
875	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Refunding	No Opt. Call	AA–	1,020,425
	Series 2012, 5.000%, 5/01/20
	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building
	& Site, Series 2011B:
1,200	5.500%, 5/01/36	5/21 at 100.00	AA–	1,258,752
2,190	5.500%, 5/01/41	5/21 at 100.00	AA–	2,276,374
	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
2,000	6.000%, 5/01/19 – FGIC Insured	No Opt. Call	Aa2	2,326,500
1,815	6.000%, 5/01/20 – FGIC Insured	No Opt. Call	Aa2	2,117,470
1,075	6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	1,255,482
	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation
	Bonds, Building Authority Stadium Refunding Series 2012:
1,040	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA–	1,148,264
2,615	5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA–	2,866,171
1,000	5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA–	1,086,470
1,645	5.000%, 10/01/22 – AGM Insured	No Opt. Call	AA–	1,781,667
4,850	5.000%, 10/01/26 – AGM Insured	10/22 at 100.00	AA–	4,980,417
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	5,681,760
3,000	0.000%, 12/01/26	No Opt. Call	AAA	1,821,330
100	0.000%, 12/01/27	No Opt. Call	AAA	57,372
5,305	0.000%, 12/01/29	No Opt. Call	AAA	2,723,216
	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007:
860	5.000%, 9/01/24 – NPFG Insured	9/17 at 100.00	AA	949,750
2,000	5.000%, 9/01/27 – NPFG Insured	9/17 at 100.00	AA	2,137,740
1,650	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa2	1,720,323
	5.125%, 5/01/32 – NPFG Insured
3,185	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 –	5/16 at 100.00	Aa2	3,424,639
	AGM Insured
200	L’Anse Creuse Public Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA	202,962
	5.000%, 5/01/35 – AGM Insured
2,505	Lincoln Consolidated School District, Washtenaw and Wayne Counties, Michigan, General	5/16 at 100.00	Aa2	2,677,795
	Obligation Bonds, Series 2006, 5.000%, 5/01/25 – NPFG Insured
3,810	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	A1	3,868,026
	5.000%, 5/01/21 – NPFG Insured
2,160	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa2	2,179,850
	5.000%, 5/01/37 – AGM Insured
1,925	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	1,965,541
	5.000%, 5/01/30 – SYNCORA GTY Insured
990	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012,	No Opt. Call	A+	1,078,991
	5.000%, 6/01/20
4,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A,	12/21 at 100.00	Aa2	4,637,280
	5.000%, 12/01/22
1,000	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	1,125,500
2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%,	No Opt. Call	Aa3	3,000,475
	5/01/22 – NPFG Insured
1,410	New Haven Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa2	1,507,262
	5.000%, 5/01/25 – AGM Insured
6,820	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aaa	6,974,541
	Series 2007, 5.000%, 5/01/36 – AGM Insured
1,595	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA–	1,665,770
	5.000%, 5/01/22 – NPFG Insured
	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007:
4,330	5.000%, 8/01/26 – NPFG Insured (UB)	8/17 at 100.00	Aaa	4,749,404
5,620	5.000%, 8/01/30 – NPFG Insured (UB)	8/17 at 100.00	Aaa	5,898,752
1,100	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation	5/14 at 100.00	Aa2	1,116,753
	Bonds, Series 2004, 5.000%, 5/01/25 – AGM Insured
2,285	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	Aa2	2,301,064
	Bond Trust 2836, 11.016%, 5/01/15 – AGM Insured (IF)
750	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, School	5/18 at 100.00	Aa2	790,388
	Building & Site, Series 2008, 5.000%, 5/01/28 – AGC Insured
	Port Huron, Michigan, General Obligation Bonds, Refunding & Capital Improvement Series 2011:
1,585	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA–	1,630,442
640	5.250%, 10/01/37 – AGM Insured	10/21 at 100.00	AA–	655,648
	Port Huron, Michigan, General Obligation Bonds, Series 2011B:
530	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA–	545,195
800	5.250%, 10/01/40 – AGM Insured	10/21 at 100.00	AA–	819,032
500	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding Series	No Opt. Call	AA–	579,985
	2012, 5.000%, 5/01/19
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	Aa2	1,037,150
	5/01/27 – AGM Insured
2,100	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	Aa2	2,147,103
	5/01/33 – AGM Insured
350	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AA–	370,454
	2009, 5.125%, 12/01/33 – AGC Insured
3,175	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School	5/15 at 100.00	Aa2	3,268,631
	Building and Site, Series 2005, 5.000%, 5/01/30 – NPFG Insured
1,655	Southfield Library Building Authority, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA	1,714,481
	5.000%, 5/01/26 – NPFG Insured
1,535	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa2	1,577,458
	2007, 5.000%, 5/01/32 – NPFG Insured
3,600	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	Aa2	3,669,012
	5/01/34 – AGM Insured
2,275	Troy City School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa1	2,443,350
	5.000%, 5/01/19 – NPFG Insured
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building
	and Site, Series 2008:
1,110	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	Aa2	1,153,312
2,150	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	Aa2	2,166,878
2,860	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A,	12/19 at 100.00	BBB–	3,025,766
	6.750%, 11/01/39
	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,
	Detroit Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 – NPFG Insured	2/14 at 100.00	A	1,502,295
5,000	5.000%, 12/01/21 – NPFG Insured	2/14 at 100.00	A	5,001,550
6,125	5.000%, 12/01/30 – NPFG Insured	2/14 at 100.00	A	6,124,817
3,850	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%,	11/14 at 100.00	Aa2	3,993,759
	5/01/17 – AGM Insured
1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	Aa3	2,017,146
	Series 1996, 5.500%, 5/01/25 – NPFG Insured
1,475	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Refunding	5/21 at 100.00	AA–	1,485,133
	Series 2011, 4.500%, 5/01/31 – AGM Insured
150,462	Total Tax Obligation/General			150,057,993
	Tax Obligation/Limited – 12.0% (7.9% of Total Investments)
2,485	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	2,479,384
	Grand Rapids Building Authority, Kent County, Michigan, General Obligation Bonds, Refunding
	Series 2011:
560	5.000%, 10/01/28	10/21 at 100.00	AA	583,929
500	5.000%, 10/01/30	10/21 at 100.00	AA	514,000
500	5.000%, 10/01/31	10/21 at 100.00	AA	512,345
1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	No Opt. Call	AA	1,096,690
	Series 1998, 5.000%, 4/01/16
170	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007,	No Opt. Call	A–	172,955
	5.125%, 5/01/14
4,730	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	5,174,573
	5.000%, 7/01/22
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II:
1,600	5.000%, 10/15/30 – AMBAC Insured	10/15 at 100.00	Aa3	1,617,472
2,135	5.000%, 10/15/33 – AMBAC Insured	10/15 at 100.00	Aa3	2,152,955
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
7,000	0.000%, 10/15/27 – AGM Insured	10/16 at 58.27	AA	3,579,520
7,720	0.000%, 10/15/28 – AGM Insured	10/16 at 55.35	AA	3,734,473
8,040	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa3	8,086,632
	Michigan State Trunk Line Fund Refunding Bonds, Series 2009:
1,100	5.000%, 11/15/24	11/21 at 100.00	AA+	1,227,732
1,160	4.000%, 11/15/32	11/21 at 100.00	AA+	1,090,760
1,300	5.000%, 11/15/36	11/21 at 100.00	AA+	1,353,664
1,930	Taylor Brownfield Redevelopment Authority, Wayne County, Michigan, Tax Increment Bonds, Series	5/15 at 100.00	A	1,690,005
	2005A, 5.000%, 5/01/34 – NPFG Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B,	10/19 at 100.00	BBB	1,047,180
	5.000%, 10/01/25
42,930	Total Tax Obligation/Limited			36,114,269
	Transportation – 3.9% (2.5% of Total Investments)
230	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series	1/17 at 100.00	AAA	240,258
	2007, 5.000%, 1/01/32
	Wayne County Airport Authority, Michigan, Airport Revenue Bonds, Detroit Metro Wayne County
	Airport, Series 2012A:
2,345	5.000%, 12/01/23	No Opt. Call	A	2,533,726
4,000	5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA–	3,945,720
4,500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	4,872,105
	Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)
11,075	Total Transportation			11,591,809
	U.S. Guaranteed – 13.2% (8.6% of Total Investments) (4)
915	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A (4)	983,186
	7/01/30 (Pre-refunded 7/01/15) – NPFG Insured
1,065	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	Aa2 (4)	1,086,801
	Bonds, Series 2004, 5.000%, 5/01/22 (Pre-refunded 5/01/14) – AGM Insured
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004:
500	5.000%, 5/01/22 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	510,235
500	5.000%, 5/01/22 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	510,235
3,880	Mayville Community Schools, Tuscola County, Michigan, General Obligation Bonds, School	11/14 at 100.00	Aa2 (4)	4,051,923
	Building and Site Project, Series 2004, 5.000%, 5/01/34 (Pre-refunded 11/01/14) – FGIC Insured
3,630	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	N/R (4)	3,776,579
	5.000%, 10/01/19 (Pre-refunded 10/01/14)
1,060	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	N/R (4)	1,102,803
	5.000%, 10/01/23 (Pre-refunded 10/01/14)
3,460	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s Health	2/14 at 100.00	Aaa	3,472,767
	System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/25 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	453,862
1,600	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	1,708,656
835	5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	891,705
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
4,435	5.000%, 5/15/26 (Pre-refunded 5/15/15)	5/15 at 100.00	N/R (4)	4,734,141
2,680	5.000%, 5/15/34 (Pre-refunded 5/15/15)	5/15 at 100.00	N/R (4)	2,860,766
1,000	Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan, General Obligation	5/14 at 100.00	Aa2 (4)	1,020,470
	Bonds, Series 2004, 5.000%, 5/01/25 (Pre-refunded 5/01/14) – AGM Insured
4,340	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General	5/14 at 100.00	Aa2 (4)	4,428,840
	Obligation Bonds, Series 2004, 5.000%, 5/01/26 (Pre-refunded 5/01/14) – FGIC Insured
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
170	6.000%, 8/01/26 (ETM)	No Opt. Call	BBB– (4)	210,120
1,530	6.000%, 8/01/26 (ETM)	No Opt. Call	BBB– (4)	1,891,080
4,100	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	4,637,428
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
1,425	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	5/14 at 100.00	AA– (4)	1,455,666
	Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured
37,550	Total U.S. Guaranteed			39,787,263
	Utilities – 9.2% (6.0% of Total Investments)
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
390	5.000%, 7/01/28	7/18 at 100.00	AA–	403,954
8,250	5.000%, 7/01/32	7/18 at 100.00	AA–	8,420,691
	Lansing Board of Water and Light, Michigan, Utility System Rvenue Bonds, Tender Option Bond
	Trust 4700:
1,700	18.374%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	1,938,340
1,110	18.374%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	1,265,622
4,530	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	4,461,506
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011:
1,760	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA–	1,900,325
1,990	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA–	2,125,638
2,180	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA–	2,313,329
290	5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA–	304,448
3,630	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	No Opt. Call	A1	4,467,550
	Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured
25,830	Total Utilities			27,601,403
	Water and Sewer – 20.6% (13.4% of Total Investments)
	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,
	Refunding Senior Lien Series 2012A:
500	5.250%, 7/01/26	7/22 at 100.00	BBB+	481,255
3,500	5.000%, 7/01/39 – AGM Insured	7/22 at 100.00	AA–	3,261,020
	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
1,085	5.000%, 7/01/30 – NPFG Insured	7/15 at 100.00	A	1,004,146
135	5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	122,562
4,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A	3,885,720
	7/01/29 – FGIC Insured
1,965	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	2/14 at 100.00	AA	1,952,699
	7/01/17 – AGM Insured
425	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	426,513
	7/01/36 – BHAC Insured
5,350	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	BB–	4,899,156
1,060	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011C, 5.000%, 7/01/41	No Opt. Call	BB–	934,676
305	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	2/14 at 100.00	A	277,584
	7/01/34 – NPFG Insured
10,100	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.000%,	7/16 at 100.00	AA–	9,481,777
	7/01/34 – AGM Insured
190	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA–	178,686
	5.000%, 7/01/33 – AGM Insured
	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A:
1,500	5.000%, 7/01/25 – NPFG Insured	2/14 at 100.00	A	1,441,245
60	5.000%, 7/01/26 – NPFG Insured	2/14 at 100.00	A	57,508
175	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003D. RMKTD,	No Opt. Call	A	159,684
	5.000%, 7/01/33 – NPFG Insured
1,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	1,379,144
	NPFG Insured
1,190	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	1,216,501
2,605	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AA	2,725,898
	AGC Insured
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012:
2,000	5.000%, 10/01/31	10/22 at 100.00	AAA	2,142,960
1,135	5.000%, 10/01/32	10/22 at 100.00	AAA	1,207,436
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate
	Refunding Series 2013:
1,945	5.000%, 10/01/22	No Opt. Call	AAA	2,287,495
3,200	5.000%, 10/01/25	10/22 at 100.00	AAA	3,623,168
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water, Refunding Series	No Opt. Call	AAA	2,370,760
	2012, 5.000%, 10/01/20
580	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	600,805
	5.000%, 10/01/19
1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005,	10/15 at 100.00	AAA	1,074,260
	5.000%, 10/01/19
390	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010,	No Opt. Call	AAA	446,839
	5.000%, 10/01/26
90	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	93,167
	5.000%, 10/01/23
	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007:
500	5.000%, 10/01/23	10/17 at 100.00	AAA	558,900
2,000	5.000%, 10/01/24	10/17 at 100.00	AAA	2,209,120
8,245	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Series 2006, 5.000%, 11/01/31 –	11/16 at 100.00	Aa3	8,488,390
	NPFG Insured
	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011:
500	5.250%, 10/01/31	10/21 at 100.00	A	513,205
1,500	5.625%, 10/01/40	10/21 at 100.00	A	1,549,275
700	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 –	7/18 at 100.00	A	747,222
	NPFG Insured
61,260	Total Water and Sewer			61,798,776
$ 465,307	Total Long-Term Investments (cost $453,787,171)			459,982,034
	Floating Rate Obligations – (2.2)%			(6,625,000)
	MuniTerm Fund Preferred Shares, at Liquidation Value – (5.4)% (6)			(16,313,000)
	Variable Rate MuniTerm Fund Preferred Shares, at Liquidation Value – (47.2)% (6)			(141,800,000)
	Other Assets Less Liabilities – 1.7%			5,166,971
	Net Assets Applicable to Common Shares – 100%			$ 300,411,005

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$459,982,034	$ —	$459,982,034

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $447,514,931.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$14,589,770
Depreciation	(8,747,679)
Net unrealized appreciation (depreciation) of investments	$ 5,842,091

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value
as a percentage of Total Investments are 3.5% and 30.8%, respectively.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Quality Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2014